UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 28, 2006

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     89
Form 13F Information Table Value Total:     489652
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      272  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     2996 70548.00 SH       SOLE                 70548.00
Alliance Data Sys Corp         COM              018581108     8973 191850.00SH       SOLE                191850.00
American Intn'l Group          COM              026874107      219  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100    11657 259277.00SH       SOLE                259277.00
Amgen Inc                      COM              031162100      241  3307.00 SH       SOLE                  3307.00
Amphenol Corp Cl A             COM              032095101     5720 109625.00SH       SOLE                109625.00
AptarGroup Inc                 COM              038336103    16111 291609.00SH       SOLE                291609.00
Arrow Electronics, Inc         COM              042735100     1801 55800.00 SH       SOLE                 55800.00
BISYS Group Inc                COM              055472104      163 12100.00 SH       SOLE                 12100.00
BP PLC - Sponsored ADR         COM              055622104      574  8330.00 SH       SOLE                  8330.00
Baldor Electric                COM              057741100     6766 199751.00SH       SOLE                199751.00
Bank of America Corp           COM              060505104      543 11930.00 SH       SOLE                 11930.00
Beckman Coulter Inc            COM              075811109     8082 148100.00SH       SOLE                148100.00
Bed Bath & Beyond Inc          COM              075896100     7435 193627.00SH       SOLE                193627.00
Biomet, Inc                    COM              090613100     9167 258084.00SH       SOLE                258084.00
Burlington Northern Santa Fe C COM              12189T104      208  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    14915 219950.00SH       SOLE                219950.00
C.H. Robinson Wrldwd           COM              12541w209    12125 247000.00SH       SOLE                247000.00
CDW Corporation                COM              12512N105     5655 96100.00 SH       SOLE                 96100.00
Charles River Labs             COM              159864107     3635 74150.00 SH       SOLE                 74150.00
Chevron Texaco Corp            COM              166764100     1277 22024.00 SH       SOLE                 22024.00
Cintas Corp                    COM              172908105     7617 178725.00SH       SOLE                178725.00
Cisco Systems Inc              COM              17275R102      258 11924.00 SH       SOLE                 11924.00
Citigroup Inc                  COM              172967101      435  9201.00 SH       SOLE                  9201.00
Compass Bancshares Inc         COM              20449H109    10055 198675.00SH       SOLE                198675.00
Costco Wholesale Corp          COM              22160K105     1688 31172.00 SH       SOLE                 31172.00
D&B Corp                       COM              26483E100     3320 43300.00 SH       SOLE                 43300.00
Danaher Corp                   COM              235851102    21946 345330.00SH       SOLE                345330.00
Donaldson Co                   COM              257651109    19807 586176.00SH       SOLE                586176.00
E.W. Scripps Co Cl A           COM              811054204     3369 75350.00 SH       SOLE                 75350.00
Edwards Lifesciences           COM              28176E108     5614 129055.00SH       SOLE                129055.00
Equifax Inc                    COM              294429105    10060 270150.00SH       SOLE                270150.00
Exxon Mobil Corp               COM              30231G102     2780 45677.00 SH       SOLE                 45677.00
Fastenal Co.                   COM              311900104     4251 89800.00 SH       SOLE                 89800.00
Fidelity National Information  COM              31620M106    10119 249550.75SH       SOLE                249550.75
Fifth Third Bancorp            COM              316773100     1239 31485.00 SH       SOLE                 31485.00
First Data Corp                COM              319963104    19848 423912.00SH       SOLE                423912.00
Fiserv, Inc                    COM              337738108    16926 397790.00SH       SOLE                397790.00
Fisher Scientific Intl Inc     COM              338032204     4039 59350.00 SH       SOLE                 59350.00
General Electric Co            COM              369604103     4882 140355.00SH       SOLE                140355.00
Genlyte Group Inc              COM              372302109     3073 45100.00 SH       SOLE                 45100.00
Global Payments Inc.           COM              37940X102     4357 82200.00 SH       SOLE                 82200.00
Henry Schein Inc               COM              806407102     8410 175725.00SH       SOLE                175725.00
Honeywell Intn'l Inc           COM              438516106      548 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9048 229306.00SH       SOLE                229306.00
ITT Industries                 COM              450911102    11435 203400.00SH       SOLE                203400.00
Idex Corp                      COM              45167R104    20396 390953.00SH       SOLE                390953.00
Int'l Business Machines        COM              459200101     1162 14096.00 SH       SOLE                 14096.00
Intel Corp                     COM              458140100      338 17365.85 SH       SOLE                 17365.85
J P Morgan Chase & Co          COM              46625H100      291  6984.00 SH       SOLE                  6984.00
Johnson & Johnson              COM              478160104     1162 19629.00 SH       SOLE                 19629.00
Landstar System Inc            COM              515098101     3848 87220.00 SH       SOLE                 87220.00
M & T Bank Corp                COM              55261F104     7333 64250.00 SH       SOLE                 64250.00
MSC Industrial Direct Co Cl A  COM              553530106    11360 210299.00SH       SOLE                210299.00
Marshall & Ilsley Corp         COM              571834100     7487 171791.00SH       SOLE                171791.00
Mercantile Bankshares Corp     COM              587405101     2449 63700.00 SH       SOLE                 63700.00
Micron Technology              COM              595112103      381 25868.00 SH       SOLE                 25868.00
Microsoft Corp                 COM              594918104      370 13609.00 SH       SOLE                 13609.00
National City Corp             COM              635405103     2305 66050.00 SH       SOLE                 66050.00
New York Community Bancorp     COM              649445103      242 13833.00 SH       SOLE                 13833.00
North Fork Bancorp             COM              659424105    15455 536079.00SH       SOLE                536079.00
Pactiv Corp                    COM              695257105     5561 226600.00SH       SOLE                226600.00
Patterson Companies Inc        COM              703395103      245  6950.00 SH       SOLE                  6950.00
Pentair Inc                    COM              709631105     7485 183676.00SH       SOLE                183676.00
Pepsico Inc                    COM              713448108      225  3900.00 SH       SOLE                  3900.00
Pfizer Inc                     COM              717081103      499 20027.00 SH       SOLE                 20027.00
Quest Diagnostics Inc          COM              74834L100    12216 238122.00SH       SOLE                238122.00
Robert Half Int'l Inc          COM              770323103     3519 91150.00 SH       SOLE                 91150.00
Rockwell Collins Inc           COM              774341101     6349 112675.00SH       SOLE                112675.00
Royal Dutch Shell PLC-ADR A    COM              780259206      376  6040.00 SH       SOLE                  6040.00
Schlumberger NV                COM              806857108      215  1695.00 SH       SOLE                  1695.00
Sealed Air Corp                COM              81211K100     7860 135826.00SH       SOLE                135826.00
Teleflex Inc                   COM              879369106    16412 229121.00SH       SOLE                229121.00
Texas Instruments              COM              882508104      347 10700.00 SH       SOLE                 10700.00
U.S. Bancorp                   COM              902973304     6785 222450.86SH       SOLE                222450.86
UCBH Holdings Inc.             COM              90262T308     5529 292250.00SH       SOLE                292250.00
United Technologies Corp       COM              913017109     1656 28575.00 SH       SOLE                 28575.00
Varian Medical Systems         COM              92220P105     3336 59400.00 SH       SOLE                 59400.00
Washington Mutual Inc          COM              939322103      332  7785.00 SH       SOLE                  7785.00
Waters Corp                    COM              941848103     5295 122700.00SH       SOLE                122700.00
Wells Fargo & Co.              COM              949746101     3000 46969.00 SH       SOLE                 46969.00
Westamerica Bancorp            COM              957090103     5249 101100.00SH       SOLE                101100.00
Zions Bancorporation           COM              989701107    17308 209215.00SH       SOLE                209215.00
Franklin Templeton, Oregon Tax COM              354723785      259 22040.8530SH      SOLE               22040.8530
Lord Abbett Affiliated Fund Cl COM              544001100      519 34960.5280SH      SOLE               34960.5280
MFS Charter Income Trust       COM              552727109       84 10000.0000SH      SOLE               10000.0000
Prudent Bear Fund              COM              744294109       67 11902.5440SH      SOLE               11902.5440
Vanguard 500 Index Fund        COM              922908108      681 5709.4420SH       SOLE                5709.4420